Unaudited Interim Condensed Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
REVENUES:
Voyage revenues	$ 64,796	$ 71,067
EXPENSES:
Voyage expenses (including related party)	(1,243)	(2,217)
Vessel operating expenses	(12,241)	(14,161)
Dry-docking and special survey costs	(2,696)	(5,131)
General and administrative expenses (including related party)	(1,062)	(840)
Management fees-related party	(3,147)	(3,056)
Depreciation	(15,039)	(15,035)
Operating income	29,368	30,627
OTHER INCOME/(EXPENSES):
Interest and finance costs	(24,626)	(22,618)
Interest income	390	3
Other, net	59	(281)
Total other expenses	(24,177)	(22,896)
Partnership's Net Income	5,191	7,731
Common unitholders' interest in Net Income	1,814	3,110
Preferred unitholders' interest in Net Income	3,375	3,375
Subordinated unitholders' interest in Net Income	0	1,208
General Partner's interest in Net Income	$ 2	$ 38
Earnings per unit, basic and diluted:
Common unit (basic and diluted)	$ 0.05	$ 0.09
Weighted average number of units outstanding, basic and diluted:
Common units	35,490,000	33,585,829